OTHER RECEIVABLES AND OTHER PAYABLE - Other receivables (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Other Receivables
Anglo American Platinum financial assets	R 469.7	R 469.7	R 469.7
Right of recovery receivable	160.5		112.4
Rates and taxes receivable	105.6		82.4
Other	53.1		1.4	R 1.3
Other receivables	319.2		665.9	1.3
Reconciliation of the non-current and current portion of the other receivables
Other receivables	319.2		665.9	1.3
Current portion of other receivables	(35.2)		(310.6)
Other non-current receivables	284.0		R 355.3	R 1.3
Anglo American Platinum financial asset movement
Balance at the beginning of the year	469.7
Interest income	42.2	6.8
Fair value loss	(467.5)
Payments received	R (44.4)
Financial asset on acquisition of subsidiary		462.9
Balance at end of the year		R 469.7